REIMBURSEMENT OF TARIFF SUBSIDIES (Details Narrative) - BRL (R$)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
[custom:CurrentSubsidyReceivable1-0]	R$ 205
[custom:SubsidiesRevenueRecognized-0]	986	R$ 1,036	R$ 1,097
Cemig D [Member]
IfrsStatementLineItems [Line Items]
[custom:CurrentSubsidyReceivable-0]	86	82	R$ 83
Ceming G T [Member]
IfrsStatementLineItems [Line Items]
[custom:CurrentSubsidyReceivable-0]	R$ 4	R$ 6